Common Shareholders' Equity (Details) - Equity Holders [Member] - CLP ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Equity holders of the controlling company	$ 105,652,728	$ 118,168,351	$ 199,162,731
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic income per share	$ 285.93	$ 319.80	$ 539.00
Diluted income per share	$ 285.93	$ 319.80	$ 539.00